other long-term assets	12 Months Ended
Dec. 31, 2021
other long-term assets
other long-term assets

20other long-term assets

As at December 31 (millions)	Note	2021	2020
Pension assets	15	$453	$13
Unbilled customer finance receivables	4(b)	545	361
Derivative assets	4(h)	76	40
Deferred income taxes		35	11
Costs incurred to obtain or fulfill contracts with customers		109	103
Real estate joint venture advances	21(b)	114	114
Investment in real estate joint venture	21(b)	1	1
Investment in associates	21	100	69
Portfolio investments [1]
At fair value through net income		26	13
At fair value through other comprehensive income		370	223
Prepaid maintenance		62	50
Refundable security deposits and other		113	108
		$2,004	$1,106

1Fair value measured at reporting date using significant other observable inputs (Level 2).

The costs incurred to obtain and fulfill contracts with customers are set out in the following table:

Years ended December 31 (millions)	2021			2020
	Costs incurred to			Costs incurred to
	Obtain			Obtain
	contracts with	Fulfill contracts		contracts with	Fulfill contracts
	customers	with customers	Total	customers	with customers	Total
Balance, beginning of period	$323	$11	$334	$344	$14	$358
Additions	282	2	284	261	4	265
Amortization	(269)	(7)	(276)	(282)	(7)	(289)
Balance, end of period	$336	$6	$342	$323	$11	$334
Current [1]	$230	$3	$233	$225	$6	$231
Non-current	106	3	109	98	5	103
	$336	$6	$342	$323	$11	$334

1	Presented in the Consolidated statements of financial position in prepaid expenses.